FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Foreign exchange forward contracts representing commitments to buy and sell various foreign currencies

At December 31, 2012, the Company had outstanding foreign exchange forward contracts representing commitments to buy and sell various foreign currencies. Significant commitments are as follows:

	For Canadian dollars				For U.S. dollars
Buy (Sell)	U.S. dollar amount	Weighted average rate	Euro amount	Weighted average rate	Peso amount	Weighted average rate
2013	229	1.01252	48	1.31881	3,179	0.07313
2013	(600)	1.02054	(8)	1.28626	—	—
2014	31	1.04151	34	1.31939	2,071	0.06844
2014	(271)	1.01573	—	—	—	—
2015	23	1.03073	—	—	799	0.06894
2015	(104)	1.01754	—	—	—	—
2016	12	1.03697	—	—	—	—
2016	(4)	1.04751	—	—	—	—

	(684)		74		6,049

	For euros
Buy (Sell)	U.S. dollar amount	Weighted average rate	GBP amount	Weighted average rate	Czech Koruna amount	Weighted average rate	Polish Zlotys amount	Weighted average rate
2013	53	0.75541	41	1.17565	2,488	0.03988	86	0.23344
2013	(93)	0.76441	(14)	1.24572	(11)	0.04014	—	—
2014	17	0.74515	31	1.14482	1,572	0.03980	41	0.22452
2014	(52)	0.77097	—	—	—	—	—	—
2015	—	—	13	1.19170	784	0.03971	—	—
2015	(35)	0.77597	—	—	—	—	—	—
2016	(13)	0.77162	—	—	—	—	—	—

	(123)		71		4,833		127

Schedule of Company's financial assets and liabilities

The Company’s financial assets and liabilities consist of the following:

	2012	2011

Held-for-trading
Cash and cash equivalents	$1,522	$1,325
Investment in ABCP [note 8]	90	82

	$1,612	$1,407

Held-to-maturity investments
Severance investments	$8	$5

Available-for-sale investments
Equity investments	$9	$12

Loans and receivables
Accounts receivable	$4,774	$4,398
Long-term receivables included in other assets [note 12]	95	176

	$4,869	$4,574

	2012	2011

Other financial liabilities
Bank indebtedness	$71	$36
Long-term debt (including portion due within one year)	361	197
Accounts payable	4,450	3,961

	$4,882	$4,194

Derivatives designated as effective hedges, measured at fair value
Foreign currency contracts
Prepaid expenses	$37	$21
Other assets	32	15
Other accrued liabilities	(11)	(31)
Other long-term liabilities	(9)	(38)

	49	(33)

Natural gas contracts
Prepaid expenses	2	—
Other accrued liabilities	(3)	(6)
Other long-term liabilities	(1)	(3)

	(2)	(9)

	$47	$(42)